INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Company's net deferred tax asset and tax liabilities
Significant components of the Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$9,469,767	$6,909,965
Research and development credits	1,229,181	1,155,623
Capitalized pre-business expenses	2,563,946	2,690,320
Accrued expenses	26,290	69,965
Stock based compensation	481,062	64,476
Inventory reserve	64,726	209,410
Operating lease liability	158,388	—
Capitalized §174 R&D Costs	919,466	—

Total deferred tax assets before valuation allowance	14,912,826	11,099,759
Less valuation allowance	(14,506,698)	(10,825,941)

Subtotal deferred tax assets	406,128	273,818
Deferred tax liabilities:
Fixed assets	(264,377)	(273,818)
Right-of-use assets	(141,751)	—

Total deferred tax liabilities	(406,128)	(273,818)

Net deferred tax asset (liability)	$—	$—

Schedule of components of Company's income tax provision	The components of income tax expense (benefit) consisted of the following:

Year Ended December 31,
	2022	2021
Current	$—	$—
Deferred	—	—

Total income tax expense	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2022 and 2021, is as follows:

	Year Ended December 31,
	2022	2021
Tax benefit at the statutory rate	$(2,967,112)	$(1,970,635)
Increase (decrease) in taxes resulting from:
State taxes	(767,514)	1,346,746
Stock-based compensation	102,560	—
Research and development tax credits	(73,558)	(278,596)
Other	24,868	31,214
Change in valuation allowance	3,680,756	871,271

Total income tax benefit	$—	$—

Tailwind Acquisition Corp [Member]
Schedule of Company's net deferred tax asset and tax liabilities	The principal components of the Company’s net deferred tax assets consisted of the following at December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$19,569
Organizational costs/start-up expenses	1,401,201	1,184,552

Total deferred tax assets	1,401,201	1,204,121
Valuation allowance	(1,401,201)	(1,204,121)

Deferred tax assets, net of allowance	$—	$—

Schedule of components of Company's income tax provision
The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Federal
Current	$358,204	$—
Deferred	(143,034)	(1,144,921)
State
Current	—	—
Deferred	(54,046)	—
Change in valuation allowance	197,080	1,144,921

Income tax provision	$358,204	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2022 and 2021 is as follows:

	Year Ended December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	7.0%	0.0%
True-up of net operation loss, state	(0.1)%	0.0%
Change in fair value of warrant liabilities	(28.9)%	(27.4)%
Interest and penalties	0.0%	0.0%
Merger and acquisition expenses	2.4%	0.0%
Change in valuation allowance	1.7%	6.4%

Income tax provision	3.1%	0.0%